Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities
4.	Other liabilities

At March 31, 2016 and December 31, 2015, other liabilities include $52,500 payable to a third party service provider which is required to be settled in stock upon the completion of at least a $5 million stock offering. Additional other liabilities include approximately $30,000 in accrued legal expenses and $14,000 in accrued payroll at March 31, 2016, and approximately $20,000 in accrued legal expenses and $6,000 in accrued payroll expenses at December 31, 2015.

6.	Other Liabilities:

At December 31, 2015, other liabilities of $78,524 includes approximately $73,000 of accrued legal expenses (of which $52,500 are related to the 2013 reorganization and are required to be settled in stock upon completion of at least a $5 million stock offering) and $6,000 of accrued payroll expenses. At December 31, 2014, other liabilities of $75,933 includes the $52,500 relating to the reorganization as mentioned above, $20,678 for unbilled legal and research & development expenses, and $2,755 in accrued payroll.